UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenwood Gearhart Inc.
Address:   Post Office Box 4278
      	Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:      President
Phone:     479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, February 15, 2011
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total(x$1,000):  $128,052
List of Other Included managers:  None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     2630    61288 SH       Sole                    58648              2640
Aon                            COM              037389103     2037    44280 SH       Sole                    42525              1755
Avon                           COM              054303102     2029    69820 SH       Sole                    66545              3275
BNY Mellon                     COM              064058100     2031    67245 SH       Sole                    64225              3020
Bank of America                COM              060505104      991    74293 SH       Sole                    71153              3140
Bed, Bath & Beyond             COM              075896100     1994    40560 SH       Sole                    39125              1435
Boeing Company                 COM              097023105     2740    41987 SH       Sole                    40037              1950
Caterpillar, Inc               COM              149123101     3835    40943 SH       Sole                    39483              1460
Chevron                        COM              166764100     3780    41425 SH       Sole                    39725              1700
Cisco Systems                  COM              17275R102     2195   108510 SH       Sole                   104240              4270
Citigroup Inc                  COM              172967101      890   188239 SH       Sole                   179069              9170
Coca-Cola                      COM              191216100     2357    35842 SH       Sole                    34172              1670
Darden Restaurants             COM              237194105     1576    33940 SH       Sole                    32480              1460
Diageo Plc ADR                 COM              25243q205     1981    26656 SH       Sole                    25541              1115
Disney, (Walt) Co              COM              254687106     3368    89798 SH       Sole                    86648              3150
DuPont deNemours               COM              263534109     3134    62825 SH       Sole                    60475              2350
Ebay Inc                       COM              278642103      633    22755 SH       Sole                    22205               550
Exxon Mobil Corp               COM              30231G102     3851    52673 SH       Sole                    50578              2095
FedEx Corp                     COM              31428X106     3358    36105 SH       Sole                    34775              1330
Fluor Corporation              COM              343412102     2269    34249 SH       Sole                    32859              1390
General Electric               COM              369604103     3507   191731 SH       Sole                   184157              7574
Goodyear Tire                  COM              382550101     1202   101420 SH       Sole                    97065              4355
Guggen. BRIC ETF               COM              18383m100     1117    24200 SH       Sole                    23320               880
Home Depot                     COM              437076102     2678    76378 SH       Sole                    73133              3245
Honda Motor Co ADR             COM              438128308     1482    37530 SH       Sole                    36395              1135
Int'l Business Mach            COM              459200101     2487    16945 SH       Sole                    16365               580
Intel Corp                     COM              458140100     2511   119407 SH       Sole                   114167              5240
International Paper            COM              460146103     1824    66950 SH       Sole                    64645              2305
J.B. Hunt                      COM              445658107     2099    51424 SH       Sole                    51424
JP Morgan Chase                COM              46625H100     2968    69978 SH       Sole                    67343              2635
Johnson & Johnson              COM              478160104     2943    47582 SH       Sole                    45432              2150
L-3 Communications             COM              502424104     1715    24335 SH       Sole                    23260              1075
Lowe's                         COM              548661107     2657   105952 SH       Sole                   101597              4355
McDonalds Corp                 COM              580135101     2318    30200 SH       Sole                    29050              1150
Microsoft                      COM              594918104     2375    85107 SH       Sole                    81582              3525
Morgan Stanley                 COM              617446448     1266    46525 SH       Sole                    44425              2100
Nokia ADR                      COM              654902204      695    67298 SH       Sole                    64008              3290
Novartis AG ADR                COM              66987V109     2064    35015 SH       Sole                    32935              2080
P'Shr Gldn Drgn ETF            COM              73935x401     1051    39465 SH       Sole                    38265              1200
Pfizer Inc                     COM              717081103     2432   138866 SH       Sole                   134466              4400
Procter & Gamble               COM              742718109     2499    38854 SH       Sole                    37149              1705
Raytheon Company               COM              755111507     1975    42620 SH       Sole                    40855              1765
Royal Dutch Shl ADR            COM              780259206     2653    39721 SH       Sole                    38466              1255
Royal Phil Elec ADR            COM              500472303     3384   110213 SH       Sole                   105906              4307
SAP AG ADR                     COM              803054204     1868    36905 SH       Sole                    35430              1475
Spirit Aerosystems             COM              848574109     1519    72990 SH       Sole                    70110              2880
Stanley Blk & Decker           COM              854502101     2657    39740 SH       Sole                    38284              1456
Stryker Corp                   COM              863667101     2159    40210 SH       Sole                    38410              1800
Terex Corp.                    COM              880779103      717    23110 SH       Sole                    22505               605
Time Warner Inc                COM              887317303      383    11894 SH       Sole                    10867              1027
Toyota Motor ADR               COM              892331307     1340    17040 SH       Sole                    16465               575
Tyson Foods Cl A               COM              902494103     1748   101505 SH       Sole                    98405              3100
Unilever ADR                   COM              904784709     2067    65817 SH       Sole                    63182              2635
United Technologies            COM              913017109     4008    50919 SH       Sole                    49064              1855
Valero Energy Corp.            COM              91913y100     2144    92720 SH       Sole                    88985              3735
Wal-Mart Stores                COM              931142103     3843    71263 SH       Sole                    68643              2620
Yum! Brands, Inc               COM              988498101     2253    45935 SH       Sole                    44020              1915
Zimmer Inc.                    COM              98956p102     1763    32835 SH       Sole                    31525              1310